Stock and Incentive Plan - Omnibus Plan (Details) (Omnibus Plan)	0 Months Ended	3 Months Ended		12 Months Ended
	Oct. 09, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Stock and Incentive Plans
Number of shares authorized		1,000,000		1,000,000
Restricted stock units
Stock and Incentive Plans
Units granted to employees and directors		25,474	0	8,223
Options vesting period	5 years
Stock option
Stock and Incentive Plans
Units granted to employees and directors		44,080	0
Options vesting period		3 years